EATON VANCE TAX-ADVANTAGED BOND STRATEGIES
LONG TERM FUND

Supplement to
Prospectus dated June 1, 2011

1. The following replaces “Portfolio Managers” under
“Management” in “Fund Summaries – Eaton Vance
Tax-Advantaged Bond Strategies Long Term Fund”:

James M. Evans, Vice President of Eaton Vance and Lead
Portfolio Manager, has managed the Fund since it commenced
operations in 2010.

Brian C. Barney, Vice President of Eaton Vance, has
co-managed the Fund since 2012.

Christopher J. Harshman, Vice President of Eaton Vance,
has co-managed the Fund since 2010.

2. The following replaces the sixth paragraph under
“Management.” in “Management and Organization”:

Brian C. Barney and Christopher J. Harshman are the
members of the Long Term Fund management team. Mr.
Barney joined the team in January, 2012. Mr. Harshman
has been a member of the team since 2010. Both are Vice
Presidents of Eaton Vance. Prior to joining Eaton Vance in
2008, Mr. Barney was a Vice President and portfolio manager
with M.D. Sass Tax Advantaged Bond Strategies, L.L.C. Mr.
Harshman joined Eaton Vance in 2009. He was a Vice
President and Senior Trader at Wachovia Bank, N.A. from
2004–2009.

January 31, 2012

EATON VANCE TAX-ADVANTAGED BOND STRATEGIES
LONG TERM FUND

Supplement to
Summary Prospectus dated June 1, 2011

The following replaces “Portfolio Managers” under
“Management”:

James M. Evans, Vice President of Eaton Vance and Lead
Portfolio Manager, has managed the Fund since it commenced
operations in 2010.

Brian C. Barney, Vice President of Eaton Vance, has
co-managed the Fund since 2012.

Christopher J. Harshman, Vice President of Eaton Vance,
has co-managed the Fund since 2010.

January 31, 2012